   As filed with the Securities and Exchange Commission on December 13, 2002.

                                                               File No. 33-83652
                                                                       811-08770

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                 [ ]
                                    -------
         Post-Effective Amendment No.    12                          [X]
                                      --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.      4                                        [X]
                      ------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT FIVE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  _X_ immediately upon filing pursuant to paragraph (b) of Rule 485
  ___ on ____________, pursuant to paragraph (b) of Rule 485
  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ___ on , pursuant to paragraph (a)(1) of Rule 485
  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      PART A

PUTNAM CAPITAL MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                                 [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Capital Manager Variable Life. Please read it carefully.

Putnam Capital Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at HTTP://WWW.SEC.GOV.

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: DECEMBER 13, 2002

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                20
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        21
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              22
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will teminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.


SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.


ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES



       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Surrender               When you fully or         Maximum Charge
Charges (1)             partially surrender       7.5% of the amount surrendered.
                        your policy.
Unamortized Tax         Upon surrender or         Maximum Charge
Charge (2)              partial surrender of      2.25% of the Account Value.
                        the policy.



(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
    7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.



(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
    0.00%.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge
Charges (3)                                       $0.68 per $1,000 net amount at
                                                  risk for a 10-year-old female
                                                  non-smoker in the first year
                                                  Maximum Charge
                                                  $239.08 per $1,000 net amount at
                                                  risk for a 90-year-old male
                                                  smoker in the first year
                                                  Charge for a representative
                                                  insured
                                                  $14.26 per $1,000 net amount at
                                                  risk for a 65-year-old female
                                                  non-smoker in the first year.
Mortality and Expense   Monthly.                  .90% (annualized) of Sub-Account
Risk Charge                                       Value
Tax Expense Charge      Monthly.                  .40% (annualized) of Account
                                                  Value for Policy Years 1-10
Annual Maintenance      On Policy Anniversary                  $30.00
Fee                     Date or upon surrender
                        of the policy.
Administrative Charge   Monthly.                  .40% (annualized) of Sub-Account
                                                  Value
Loan Interest           Monthly if you have                      6%
Rate (4)                taken a loan on your
                        policy.



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.



(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Management Fees                                                0.40%      1.00%
---------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.00%      0.00%
---------------------------------------------------------------------------------
Other Expenses                                                 0.04%      0.24%
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.45%      1.24%
---------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                        AS OF THE FUND'S YEAR FISCAL END
                    (As a percentage of average net assets)

                                                                                 TOTAL ANNUAL FUND
                                                  MANAGEMENT FEES OTHER EXPENSES OPERATING EXPENSES
 --------------------------------------------------------------------------------------------------
 Putnam VT American Government Income Fund             0.65%          0.12%            0.77%
 --------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund                     0.68%          0.11%            0.79%
 --------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston            0.65%          0.11%            0.76%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund                0.67%          0.17%            0.84%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund                          0.71%          0.11%            0.82%
 --------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                      0.46%          0.05%            0.51%
 --------------------------------------------------------------------------------------------------
 Putnam VT Growth Opportunities Fund                   0.70%          0.15%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund                        0.70%          0.09%            0.79%
 --------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund                             0.67%          0.09%            0.76%
 --------------------------------------------------------------------------------------------------
 Putnam VT Income Fund                                 0.60%          0.08%            0.68%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Growth Fund                   0.76%          0.18%            0.94%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income Fund        0.80%          0.18%            0.98%
 --------------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund        1.00%          0.24%            1.24%
 --------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund                              0.60%          0.06%            0.66%
 --------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund                           0.40%          0.05%            0.45%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund                      0.54%          0.05%            0.59%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund                              0.70%          0.09%            0.79%
 --------------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund                  0.70%          0.15%            0.85%
 --------------------------------------------------------------------------------------------------
 Putnam VT Research Fund                               0.65%          0.09%            0.74%
 --------------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund                        0.80%          0.14%            0.94%
 --------------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund            0.66%          0.07%            0.73%
 --------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund                                  0.61%          0.06%            0.67%
 --------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund                                0.53%          0.04%            0.57%
 --------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                       EFFECTIVE
                                        DATE OF
           RATING AGENCY                 RATING        RATING              BASIS OF RATING
----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             9/26/01     A+          Financial strength
----------------------------------------------------------------------------------------------------
 Standard & Poor's                      11/26/02     AA-         Financial security characteristics
----------------------------------------------------------------------------------------------------
 Fitch                                   9/19/02     AA          Claims paying ability
----------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund seeks its goal by investing 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund seeks its goal by investing in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.

Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of
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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.
- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- During the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR     RATE
----------------------
     1         2.25%
----------------------
     2         2.00%
----------------------
     3         1.75%
----------------------
     4         1.50%
----------------------
     5         1.25%
----------------------
     6         1.00%
----------------------
     7         0.75%
----------------------
     8         0.50%
----------------------
     9         0.25%
----------------------
    10+        0.00%
----------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

LIMITATIONS ON TRANSFERS OF ACCOUNT VALUE -- This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective November 15, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new procedure to your Policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each Policy Year thereafter.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the agent of record or by an attorney-in-fact pursuant to a power of attorney.
Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured.
The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES                            A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under the your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free
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look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the -Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus
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- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace
  Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a MEC if no additional premiums are paid.

A contract that is classified as MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a MEC during the life of the Insured will be taxed to the extent of any accumulated
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income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All MEC policies that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF
RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for federal income tax purposes to the extent of an earnings in the Policy.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual Policy Owners should consult
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a qualified tax adviser to determine the potential impact on the purchaser.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
--------------------------------------------------------------------------------

LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08770

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER VARIABLE LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: DECEMBER 13, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: DECEMBER 13, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  3
 -----------------------------------------------------------------------------
 EXPERTS                                                                   3
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              3
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      4
 -----------------------------------------------------------------------------
 PERFORMANCE DATA                                                          5
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------


SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.


EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training,

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

The following table shows the performance history of the underlying Funds of the policy as of the period indicated.

                      PUTNAM CAPITAL MANAGER VARIABLE LIFE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2001

                                                                                        AVERAGE ANNUAL TOTAL RETURN %
                                                                           TOTAL       --------------------------------
                                                     UNDERLYING FUND     RETURN %
NAME OF SUBACCOUNT                                   INCEPTION DATE         YTD            1 YEAR           3 YEAR
-----------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                          1/31/00              4.26             4.26         --
-----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                  9/15/93              1.42             1.42            -0.49
-----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                    5/01/98             -1.59            -1.59             0.90
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                             2/01/88            -10.48           -10.48            -3.15
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                                       5/01/90            -31.29           -31.29            -8.70
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                   2/01/88             -8.34            -8.34            -1.34
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                                1/31/00            -33.50           -33.50         --
-----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                     4/30/98            -21.40           -21.40             0.08
-----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                          2/01/88              1.47             1.47            -2.08
-----------------------------------------------------------------------------------------------------------------------
Putnam Income                                              2/01/88              5.03             5.03             1.96
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth                                1/02/97            -22.26           -22.26             2.47
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                     1/02/97            -22.52           -22.52            -2.26
-----------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                     1/02/97            -30.18           -30.18            -5.99
-----------------------------------------------------------------------------------------------------------------------
Putnam Investors                                           4/30/98            -26.36           -26.36            -9.32
-----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                        2/01/88              1.59             1.59             2.54
-----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                   5/02/94            -31.62           -31.62            -6.53
-----------------------------------------------------------------------------------------------------------------------
Putnam New Value                                           1/02/97              1.21             1.21             5.85
-----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                               5/01/98            -46.84           -46.84           -17.44
-----------------------------------------------------------------------------------------------------------------------
Putnam Research                                            10/1/98            -20.51           -20.51            -1.69
-----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                         5/01/92            -23.95           -23.95            -5.34
-----------------------------------------------------------------------------------------------------------------------
Putnam Vista                                               1/02/97            -34.95           -34.95            -3.05
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                             2/01/88            -24.04           -24.04            -1.41
-----------------------------------------------------------------------------------------------------------------------

                                                           AVERAGE ANNUAL TOTAL RETURN %
                                                     -----------------------------------------
                                                                                    SINCE
NAME OF SUBACCOUNT                                       5 YEAR      10 YEAR      INCEPTION

Putnam American Government Income                         --           --                7.28
--------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                    -0.08     --                1.92
-----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                   --           --                1.23
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                                3.33     6.28              6.75
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                                          1.50     5.43              4.90
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                      5.61     9.37             10.37
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                               --           --              -29.82
-----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                    --           --                2.14
-----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                            -0.72     4.90              5.15
-----------------------------------------------------------------------------------------------------------------------
Putnam Income                                                 3.54     4.21              5.25
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth                               --           --                7.19
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                    --           --                3.44
-----------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                    --           --               -1.76
-----------------------------------------------------------------------------------------------------------------------
Putnam Investors                                          --           --               -4.43
-----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                           2.63     2.19              2.93
-----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                      3.63     --                9.01
-----------------------------------------------------------------------------------------------------------------------
Putnam New Value                                          --           --                7.19
-----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                              --           --              -14.70
-----------------------------------------------------------------------------------------------------------------------
Putnam Research                                           --           --                5.34
-----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                            3.41     --                6.38
-----------------------------------------------------------------------------------------------------------------------
Putnam Vista                                              --           --                5.07
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                                7.55    10.41             11.92
-----------------------------------------------------------------------------------------------------------------------

    We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

    We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Asia Pacific Growth Fund, Diversified Income Fund, The George Putnam Fund of Boston, Global Asset Allocation Fund, Global Growth Fund, Growth and Income Fund, Growth Opportunities Fund, Health Sciences Fund, High Yield Fund, Income Fund, International Growth Fund, International Growth and Income Fund, International New Opportunities Fund, Investors Fund, Money Market Fund, New Opportunities Fund, New Value Fund, OTC & Emerging Growth Fund, Research Fund, Small Cap Value Fund, Utilities Growth and Income Fund, Vista Fund, Voyager Fund and American Government Income Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

    Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                               FUND         FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
    Shares 41,228
    Cost $424,134
      Market Value.......    $215,212        --
    Putnam VT Diversified
     Income Fund
    Shares 287,744
    Cost $3,084,542
      Market Value.......      --        $2,535,025
    The George Putnam
     Fund of Boston
    Shares 80,755
    Cost $831,626
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
    Shares 277,360
    Cost $4,677,046
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
    Shares 735,621
    Cost $12,098,484
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
    Shares 1,304,425
    Cost $32,195,107
      Market Value.......      --            --
    Putnam VT Growth
     Opportunities Fund
    Shares 17,069
    Cost $153,797
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
    Shares 95,659
    Cost $1,077,075
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Receivable from fund
   shares sold...........           2             8
  Other assets...........          11            66
                             --------    ----------
  Total Assets...........     215,225     2,535,099
                             --------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           2             8
  Payable for fund shares
   purchased.............      --            --
  Other liabilities......      --            --
                             --------    ----------
  Total Liabilities......           2             8
                             --------    ----------
  Net Assets (variable
   life contract
   liabilities)..........    $215,223    $2,535,091
                             ========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                  GROWTH
                           THE GEORGE PUTNAM   GLOBAL ASSET      GLOBAL     GROWTH AND INCOME  OPPORTUNITIES     HEALTH
                            FUND OF BOSTON    ALLOCATION FUND  GROWTH FUND        FUND             FUND       SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -----------  -----------------  -------------  -------------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
    Shares 41,228
    Cost $424,134
      Market Value.......       --                 --              --             --               --             --
    Putnam VT Diversified
     Income Fund
    Shares 287,744
    Cost $3,084,542
      Market Value.......       --                 --              --             --               --             --
    The George Putnam
     Fund of Boston
    Shares 80,755
    Cost $831,626
      Market Value.......      $866,496            --              --             --               --             --
    Putnam VT Global
     Asset Allocation
     Fund
    Shares 277,360
    Cost $4,677,046
      Market Value.......       --              $3,711,073         --             --               --             --
    Putnam VT Global
     Growth Fund
    Shares 735,621
    Cost $12,098,484
      Market Value.......       --                 --          $6,870,700         --               --             --
    Putnam VT Growth and
     Income Fund
    Shares 1,304,425
    Cost $32,195,107
      Market Value.......       --                 --              --          $30,732,260         --             --
    Putnam VT Growth
     Opportunities Fund
    Shares 17,069
    Cost $153,797
      Market Value.......       --                 --              --             --              $90,635         --
    Putnam VT Health
     Sciences Fund
    Shares 95,659
    Cost $1,077,075
      Market Value.......       --                 --              --             --               --          $1,123,993
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --              --             --               --             --
  Receivable from fund
   shares sold...........            18            --                  17               85         --             --
  Other assets...........       --                      29             13         --               --                  50
                               --------         ----------     ----------      -----------        -------      ----------
  Total Assets...........       866,514          3,711,102      6,870,730       30,732,345         90,635       1,124,043
                               --------         ----------     ----------      -----------        -------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            18            --                  17               85         --             --
  Payable for fund shares
   purchased.............       --                 --              --             --               --             --
  Other liabilities......            34            --              --                  245         --             --
                               --------         ----------     ----------      -----------        -------      ----------
  Total Liabilities......            52            --                  17              330         --             --
                               --------         ----------     ----------      -----------        -------      ----------
  Net Assets (variable
   life contract
   liabilities)..........      $866,462         $3,711,102     $6,870,713      $30,732,015        $90,635      $1,124,043
                               ========         ==========     ==========      ===========        =======      ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001


                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
    Shares 373,620
    Cost $4,584,698
      Market Value.......    $3,015,110         --
    Putnam VT Income Fund
    Shares 177,878
    Cost $2,330,202
      Market Value.......       --          $2,250,153
    Putnam VT
     International Growth
     Fund
    Shares 116,135
    Cost $1,756,709
      Market Value.......       --              --
    Putnam VT
     International Growth
     and Income Fund
    Shares 99,124
    Cost $1,236,764
      Market Value.......       --              --
    Putnam VT
     International New
     Opportunities Fund
    Shares 82,099
    Cost $1,160,243
      Market Value.......       --              --
    Putnam VT Investors
     Fund
    Shares 200,422
    Cost $2,602,187
      Market Value.......       --              --
    Putnam VT Money
     Market Fund
    Shares 2,812,764
    Cost $2,812,764
      Market Value.......       --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........            10         --
  Other assets...........            24         --
                             ----------     ----------
  Total Assets...........     3,015,144      2,250,153
                             ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            10         --
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --                   5
                             ----------     ----------
  Total Liabilities......            10              5
                             ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $3,015,134     $2,250,148
                             ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                            INTERNATIONAL      INTERNATIONAL
                           INTERNATIONAL  GROWTH AND INCOME  NEW OPPORTUNITIES   INVESTORS      MONEY
                            GROWTH FUND         FUND               FUND            FUND      MARKET FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
    Shares 373,620
    Cost $4,584,698
      Market Value.......       --             --                 --                --           --
    Putnam VT Income Fund
    Shares 177,878
    Cost $2,330,202
      Market Value.......       --             --                 --                --           --
    Putnam VT
     International Growth
     Fund
    Shares 116,135
    Cost $1,756,709
      Market Value.......    $1,442,402        --                 --                --           --
    Putnam VT
     International Growth
     and Income Fund
    Shares 99,124
    Cost $1,236,764
      Market Value.......       --            $967,454            --                --           --
    Putnam VT
     International New
     Opportunities Fund
    Shares 82,099
    Cost $1,160,243
      Market Value.......       --             --                $804,575           --           --
    Putnam VT Investors
     Fund
    Shares 200,422
    Cost $2,602,187
      Market Value.......       --             --                 --            $1,865,925       --
    Putnam VT Money
     Market Fund
    Shares 2,812,764
    Cost $2,812,764
      Market Value.......       --             --                 --                --       $2,812,764
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --                 --                --           --
  Receivable from fund
   shares sold...........            11        --                 --                --               60
  Other assets...........            60        --                 --                   232          958
                             ----------       --------           --------       ----------   ----------
  Total Assets...........     1,442,473        967,454            804,575        1,866,157    2,813,782
                             ----------       --------           --------       ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            10        --                 --                --            1,253
  Payable for fund shares
   purchased.............       --             --                 --                --           --
  Other liabilities......       --                  52                 31           --           --
                             ----------       --------           --------       ----------   ----------
  Total Liabilities......            10             52                 31           --            1,253
                             ----------       --------           --------       ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,442,463       $967,402           $804,544       $1,866,157   $2,812,529
                             ==========       ========           ========       ==========   ==========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           NEW OPPORTUNITIES      NEW       OTC & EMERGING
                                 FUND         VALUE FUND      GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
    Shares 798,031
    Cost $15,281,015
      Market Value.......     $13,303,183         --            --
    Putnam VT New Value
     Fund
    Shares 139,973
    Cost $1,665,327
      Market Value.......        --           $1,885,431        --
    Putnam VT OTC &
     Emerging Growth Fund
    Shares 54,515
    Cost $928,249
      Market Value.......        --               --           $328,182
    Putnam Research Fund
    Shares 101,664
    Cost $1,409,483
      Market Value.......        --               --            --
    Putnam VT Small Cap
     Value Fund
    Shares 38,495
    Cost $536,400
      Market Value.......        --               --            --
    Putnam VT Utilities
     Growth & Income Fund
    Shares 182,735
    Cost $2,643,538
      Market Value.......        --               --            --
    Putnam VT Vista Fund
    Shares 128,859
    Cost $2,010,309
      Market Value.......        --               --            --
    Putnam VT Voyager
     Fund
    Shares 666,931
    Cost $24,152,686
      Market Value.......        --               --            --
    Putnam VT American
     Government Income
    Shares 7,313
    Cost $85,056
      Market Value.......        --               --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --               --            --
  Receivable from fund
   shares sold...........           8,781         --                  2
  Other assets...........             593             23             57
                              -----------     ----------       --------
  Total Assets...........      13,312,557      1,885,454        328,241
                              -----------     ----------       --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           8,781         --                  2
  Payable for fund shares
   purchased.............        --               --            --
  Other liabilities......        --               --            --
                              -----------     ----------       --------
  Total Liabilities......           8,781         --                  2
                              -----------     ----------       --------
  Net Assets (variable
   life contract
   liabilities)..........     $13,303,776     $1,885,454       $328,239
                              ===========     ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                         UTILITIES                                 AMERICAN
                            RESEARCH     SMALL CAP   GROWTH AND INCOME     VISTA       VOYAGER    GOVERNMENT
                              FUND      VALUE FUND         FUND            FUND         FUND      INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
    Shares 798,031
    Cost $15,281,015
      Market Value.......      --          --             --                --           --          --
    Putnam VT New Value
     Fund
    Shares 139,973
    Cost $1,665,327
      Market Value.......      --          --             --                --           --          --
    Putnam VT OTC &
     Emerging Growth Fund
    Shares 54,515
    Cost $928,249
      Market Value.......      --          --             --                --           --          --
    Putnam Research Fund
    Shares 101,664
    Cost $1,409,483
      Market Value.......  $1,117,292      --             --                --           --          --
    Putnam VT Small Cap
     Value Fund
    Shares 38,495
    Cost $536,400
      Market Value.......      --        $580,885         --                --           --          --
    Putnam VT Utilities
     Growth & Income Fund
    Shares 182,735
    Cost $2,643,538
      Market Value.......      --          --           $2,370,068          --           --          --
    Putnam VT Vista Fund
    Shares 128,859
    Cost $2,010,309
      Market Value.......      --          --             --            $1,467,704       --          --
    Putnam VT Voyager
     Fund
    Shares 666,931
    Cost $24,152,686
      Market Value.......      --          --             --                --       $19,154,244     --
    Putnam VT American
     Government Income
    Shares 7,313
    Cost $85,056
      Market Value.......      --          --             --                --           --         $84,902
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --          --             --                --           --          --
  Receivable from fund
   shares sold...........          35      --                    7          --               42      --
  Other assets...........           2      --                  182              42          465      --
                           ----------    --------       ----------      ----------   -----------    -------
  Total Assets...........   1,117,329     580,885        2,370,257       1,467,746   19,154,751      84,902
                           ----------    --------       ----------      ----------   -----------    -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --          --                    7          --               42      --
  Payable for fund shares
   purchased.............      --          --             --                --           --          --
  Other liabilities......      --          --             --                --           --          --
                           ----------    --------       ----------      ----------   -----------    -------
  Total Liabilities......      --          --                    7          --               42      --
                           ----------    --------       ----------      ----------   -----------    -------
  Net Assets (variable
   life contract
   liabilities)..........  $1,117,329    $580,885       $2,370,250      $1,467,746   $19,154,709    $84,902
                           ==========    ========       ==========      ==========   ===========    =======

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT      CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  -----------
DEFERRED LIFE CONTRACTS:
  Asia Pacific Growth Fund.........       27,109   $ 7.939098  $   215,223
  Diversified Income Fund..........      173,740    14.591286    2,535,091
  The George Putnam Fund of
   Boston..........................       76,071    11.390190      866,462
  Global Asset Allocation Fund.....      194,223    19.107423    3,711,102
  Global Growth Fund...............      414,773    16.565013    6,870,713
  Growth and Income Fund...........    1,256,998    24.448731   30,732,015
  Growth Opportunities Fund........       18,161     4.990598       90,635
  Health Sciences Fund.............       95,432    11.778483    1,124,043
  High Yield Fund..................      208,333    14.472655    3,015,134
  Income Fund......................      136,268    16.512627    2,250,148
  International Growth Fund........       90,661    15.910584    1,442,463
  International Growth and Income
   Fund............................       72,674    13.311451      967,402
  International New Opportunities
   Fund............................       78,187    10.289959      804,544
  Investors Fund...................      202,189     9.229757    1,866,157
  Money Market Fund................    1,983,242     1.418147    2,812,529
  New Opportunities Fund...........      617,402    21.548010   13,303,776
  New Value Fund...................      118,570    15.901590    1,885,454
  OTC & Emerging Growth Fund.......       53,961     6.082943      328,239
  Research Fund....................       87,422    12.780817    1,117,329
  Small Cap Value Fund.............       35,417    16.401114      580,885
  Utilities Growth and Income
   Fund............................      117,481    20.175624    2,370,250
  Vista Fund.......................      101,961    14.395231    1,467,746
  Voyager Fund.....................      740,197    25.877868   19,154,709
  American Government Income
   Fund............................        7,308    11.617169       84,902
                                                               -----------
GRAND TOTAL:.......................                            $99,596,951
                                                               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                               FUND         FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $178,886
                            ---------     --------
CAPITAL GAINS INCOME.....      86,569       --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (2,291)        (201)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (168,247)     (88,809)
                            ---------     --------
    Net gain (loss) on
     investments.........    (170,538)     (89,010)
                            ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (83,969)    $ 89,876
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                    GROWTH
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME  OPPORTUNITIES     HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND             FUND       SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  -----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $ 18,455          $  45,321      $   --           $   540,243       $ --           $     503
                               --------          ---------      -----------      -----------       --------       ---------
CAPITAL GAINS INCOME.....       --                 426,876        2,071,706          377,126         --             --
                               --------          ---------      -----------      -----------       --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            76            (18,089)        (123,204)         (12,154)        (5,497)        (39,166)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (11,469)          (815,367)      (5,011,551)      (3,017,863)       (32,213)       (240,393)
                               --------          ---------      -----------      -----------       --------       ---------
    Net gain (loss) on
     investments.........       (11,393)          (833,456)      (5,134,755)      (3,030,017)       (37,710)       (279,559)
                               --------          ---------      -----------      -----------       --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  7,062          $(361,259)     $(3,063,049)     $(2,112,648)      $(37,710)      $(279,056)
                               ========          =========      ===========      ===========       ========       =========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 442,449      $139,226
                              ---------      --------
CAPITAL GAINS INCOME.....       --             --
                              ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,865)       (1,177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (323,732)        4,356
    Net gain (loss) on
     investments.........      (326,597)        3,179
                              ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 115,852      $142,405
                              =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                            INTERNATIONAL      INTERNATIONAL
                           INTERNATIONAL  GROWTH AND INCOME  NEW OPPORTUNITIES   INVESTORS      MONEY
                            GROWTH FUND         FUND               FUND            FUND      MARKET FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $   5,722        $  12,131          $--             $   1,786    $120,605
                             ---------        ---------          ---------       ---------    --------
CAPITAL GAINS INCOME.....      179,109           66,397           --                --          --
                             ---------        ---------          ---------       ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (3,793)            (432)           (26,456)        (12,691)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (533,795)        (331,550)          (304,618)       (591,821)     --
    Net gain (loss) on
     investments.........     (537,588)        (331,982)          (331,074)       (604,512)     --
                             ---------        ---------          ---------       ---------    --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(352,757)       $(253,454)         $(331,074)      $(602,726)   $120,605
                             =========        =========          =========       =========    ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           NEW OPPORTUNITIES      NEW       OTC & EMERGING
                                 FUND         VALUE FUND      GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------
INVESTMENT INCOME:
  Dividends..............     $  --            $ 14,353        $--
                              -----------      --------        ---------
CAPITAL GAINS INCOME.....       3,044,093        38,619         --
                              -----------      --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (537,076)       (8,347)         (12,848)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,798,295)       (5,174)        (241,497)
                              -----------      --------        ---------
    Net gain (loss) on
     investments.........      (9,335,371)      (13,521)        (254,345)
                              -----------      --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(6,291,278)     $ 39,451        $(254,345)
                              ===========      ========        =========

  *  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                         UTILITIES                                   AMERICAN
                            RESEARCH     SMALL CAP   GROWTH AND INCOME     VISTA       VOYAGER      GOVERNMENT
                              FUND      VALUE FUND         FUND            FUND          FUND      INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT*
                           -----------  -----------  -----------------  -----------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   4,419    $     13        $  87,187       $  --       $     24,967     $--
                            ---------    --------        ---------       ---------   ------------     -----
CAPITAL GAINS INCOME.....      55,508         863          147,506         200,323      5,096,928     $--
                            ---------    --------        ---------       ---------   ------------     -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,804)    (15,945)         (15,507)       (156,667)      (192,316)    --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (295,934)     42,302         (923,862)       (813,378)   (10,699,946)     (154)
                            ---------    --------        ---------       ---------   ------------     -----
    Net gain (loss) on
     investments.........    (297,738)     26,357         (939,369)       (970,045)   (10,892,262)     (154)
                            ---------    --------        ---------       ---------   ------------     -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(237,811)   $ 27,233        $(704,676)      $(769,722)  $ (5,770,367)    $(154)
                            =========    ========        =========       =========   ============     =====

  *  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                               FUND         FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  --        $  178,886
  Capital gains income...      86,569        --
  Net realized gain
   (loss) on security
   transactions..........      (2,291)         (201)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (168,247)      (88,809)
                            ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (83,969)       89,876
                            ---------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --
  Net transfers..........     (95,518)      274,184
  Surrenders for benefit
   and payments and
   fees..................      (3,860)     (112,637)
  Net loan activity......       1,002       (34,614)
  Cost of insurance......      (6,506)      (54,464)
                            ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (104,882)       72,469
                            ---------    ----------
  Net increase (decrease)
   in net assets.........    (188,851)      162,345
NET ASSETS:
  Beginning of period....     404,074     2,372,746
                            ---------    ----------
  End of period..........   $ 215,223    $2,535,091
                            =========    ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                               FUND         FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  26,439    $  201,812
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........     (17,313)       (2,257)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (377,853)     (196,498)
                            ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (368,727)        3,057
                            ---------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --                68
  Net transfers..........       4,612      (123,574)
  Surrenders for benefit
   and payments and
   fees..................     (30,443)      (65,541)
  Net loan activity......     (24,102)       (6,101)
  Cost of insurance......      (9,369)      (39,464)
                            ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (59,302)     (234,612)
                            ---------    ----------
  Net increase (decrease)
   in net assets.........    (428,029)     (231,555)
NET ASSETS:
Beginning of period......     832,103     2,604,301
                            ---------    ----------
End of period............   $ 404,074    $2,372,746
                            =========    ==========

  *  From inception, May 1, 2000 to December 31, 2000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                                    GROWTH
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME  OPPORTUNITIES     HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND             FUND       SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  -----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $ 18,455         $   45,321      $   --           $   540,243       $ --          $      503
  Capital gains income...       --                 426,876        2,071,706          377,126         --             --
  Net realized gain
   (loss) on security
   transactions..........            76            (18,089)        (123,204)         (12,154)        (5,497)        (39,166)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (11,469)          (815,367)      (5,011,551)      (3,017,863)       (32,213)       (240,393)
                               --------         ----------      -----------      -----------       --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         7,062           (361,259)      (3,063,049)      (2,112,648)       (37,710)       (279,056)
                               --------         ----------      -----------      -----------       --------      ----------
UNIT TRANSACTIONS:
  Purchases..............       --                 --               --              --               --             --
  Net transfers..........       227,726             14,559         (263,196)         736,132          1,013         126,410
  Surrenders for benefit
   and payments and
   fees..................        (6,030)          (271,626)        (200,494)      (1,086,007)          (353)        (10,857)
  Net loan activity......        (4,700)            (6,785)         (34,035)        (136,087)        --              (5,110)
  Cost of insurance......       (15,393)           (76,607)        (160,258)        (665,760)        (2,122)        (23,412)
                               --------         ----------      -----------      -----------       --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       201,603           (340,459)        (657,983)      (1,151,722)        (1,462)         87,031
                               --------         ----------      -----------      -----------       --------      ----------
  Net increase (decrease)
   in net assets.........       208,665           (701,718)      (3,721,032)      (3,264,370)       (39,172)       (192,025)
NET ASSETS:
  Beginning of period....       657,797          4,412,820       10,591,745       33,996,385        129,807       1,316,068
                               --------         ----------      -----------      -----------       --------      ----------
  End of period..........      $866,462         $3,711,102      $ 6,870,713      $30,732,015       $ 90,635      $1,124,043
                               ========         ==========      ===========      ===========       ========      ==========

                                                                                                    GROWTH
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME  OPPORTUNITIES     HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND             FUND       SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  -----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $--              $   81,665      $    97,054      $   619,740       $ --          $  --
  Capital gains income...       --                 426,502        2,418,722        2,917,891         --             --
  Net realized gain
   (loss) on security
   transactions..........           442             (1,844)         (77,262)          (5,628)           (43)         (3,704)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        60,525           (730,652)      (6,961,198)        (975,903)       (30,949)        263,341
                               --------         ----------      -----------      -----------       --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        60,967           (224,329)      (4,522,684)       2,556,100        (30,992)        259,637
                               --------         ----------      -----------      -----------       --------      ----------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                    26               43         --             --
  Net transfers..........       131,577            246,839          633,807         (938,945)       161,752         609,316
  Surrenders for benefit
   and payments and
   fees..................        (4,013)          (124,012)        (528,551)      (1,463,593)          (314)         (7,880)
  Net loan activity......            55                423          (76,493)        (102,384)        --             (21,194)
  Cost of insurance......        (9,418)           (67,875)        (205,449)        (502,910)          (639)        (14,251)
                               --------         ----------      -----------      -----------       --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       118,201             55,375         (176,660)      (3,007,789)       160,799         565,991
                               --------         ----------      -----------      -----------       --------      ----------
  Net increase (decrease)
   in net assets.........       179,168           (168,954)      (4,699,344)        (451,689)       129,807         825,628
NET ASSETS:
Beginning of period......       478,629          4,581,774       15,291,089       34,448,074         --             490,440
                               --------         ----------      -----------      -----------       --------      ----------
End of period............      $657,797         $4,412,820      $10,591,745      $33,996,385       $129,807      $1,316,068
                               ========         ==========      ===========      ===========       ========      ==========

  *  From inception, May 1, 2000 to December 31, 2000

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                               FUND         FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $ --        $  190,336
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........      43,531        (2,000)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     419,415      (142,787)
                             --------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     462,946        45,549
                             --------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --
  Net transfers..........       8,297       (56,016)
  Surrenders for benefit
   and payments and
   fees..................      (5,087)      (70,102)
  Net loan activity......      (2,287)      (16,892)
  Cost of insurance......      (8,834)      (42,357)
                             --------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (7,911)     (185,367)
                             --------    ----------
  Net increase (decrease)
   in net assets.........     455,035      (139,818)
NET ASSETS:
  Beginning of period....     377,068     2,744,119
                             --------    ----------
  End of period..........    $832,103    $2,604,301
                             ========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL      GROWTH AND INCOME     HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND         FUND         SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  -------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $ 10,518         $   78,258      $    40,088      $   477,153       $    421
  Capital gains income...           366            219,599          834,772        2,381,097         --
  Net realized gain
   (loss) on security
   transactions..........            31                241           23,427          (17,393)          (264)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (15,660)           175,845        5,099,418       (2,369,434)        (1,209)
                               --------         ----------      -----------      -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (4,745)           473,943        5,997,705          471,423         (1,052)
                               --------         ----------      -----------      -----------       --------
UNIT TRANSACTIONS:
  Purchases..............        34,200            --                   (10)          43,776         --
  Net transfers..........       367,958            354,808          185,562        1,757,603        208,617
  Surrenders for benefit
   and payments and
   fees..................        (2,717)          (131,272)        (382,012)      (1,032,228)        (4,361)
  Net loan activity......       --                 (14,072)         (37,409)         (78,698)         1,133
  Cost of insurance......        (3,488)           (62,050)        (161,056)        (550,185)        (5,618)
                               --------         ----------      -----------      -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       395,953            147,414         (394,925)         140,268        199,771
                               --------         ----------      -----------      -----------       --------
  Net increase (decrease)
   in net assets.........       391,208            621,357        5,602,780          611,691        198,719
NET ASSETS:
  Beginning of period....        87,421          3,960,417        9,688,309       33,836,383        291,721
                               --------         ----------      -----------      -----------       --------
  End of period..........      $478,629         $4,581,774      $15,291,089      $34,448,074       $490,440
                               ========         ==========      ===========      ===========       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  442,449     $  139,226
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........        (2,865)        (1,177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (323,732)         4,356
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       115,852        142,405
                             ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       --              --
  Net transfers..........       163,765        414,821
  Surrenders for benefit
   and payments and
   fees..................      (194,682)      (115,610)
  Net loan activity......       (40,294)         5,699
  Cost of insurance......       (68,117)       (44,911)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (139,328)       259,999
                             ----------     ----------
  Net increase (decrease)
   in net assets.........       (23,476)       402,404
NET ASSETS:
  Beginning of period....     3,038,610      1,847,744
                             ----------     ----------
  End of period..........    $3,015,134     $2,250,148
                             ==========     ==========

HARTFORD LIFE AND ANNITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  423,780     $  143,168
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........         4,135         (7,145)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (713,500)        12,676
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (285,585)       148,699
                             ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       --              --
  Net transfers..........      (438,530)      (520,938)
  Surrenders for benefit
   and payments and
   fees..................      (115,867)      (198,287)
  Net loan activity......           257           (303)
  Cost of insurance......       (53,978)       (31,277)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (608,118)      (750,805)
                             ----------     ----------
  Net increase (decrease)
   in net assets.........      (893,703)      (602,106)
NET ASSETS:
  Beginning of period....     3,932,313      2,449,850
                             ----------     ----------
  End of period..........    $3,038,610     $1,847,744
                             ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                            INTERNATIONAL      INTERNATIONAL
                           INTERNATIONAL  GROWTH AND INCOME  NEW OPPORTUNITIES   INVESTORS      MONEY
                            GROWTH FUND         FUND               FUND            FUND      MARKET FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $    5,722      $   12,131         $ --            $    1,786   $   120,605
  Capital gains income...       179,109          66,397           --                --           --
  Net realized gain
   (loss) on security
   transactions..........        (3,793)           (432)           (26,456)        (12,691)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (533,795)       (331,550)          (304,618)       (591,821)      --
                             ----------      ----------         ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (352,757)       (253,454)          (331,074)       (602,726)      120,605
                             ----------      ----------         ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --             --                 --                --         2,017,914
  Net transfers..........       195,666         (22,148)           (12,663)        280,717    (2,331,479)
  Surrenders for benefit
   and payments and
   fees..................        (6,142)         (5,542)            (4,322)        (67,966)     (296,850)
  Net loan activity......       (44,792)         11,446             (6,986)        (31,622)      (29,352)
  Cost of insurance......       (33,646)        (20,905)           (18,123)        (41,176)      (69,391)
                             ----------      ----------         ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       111,086         (37,149)           (42,094)        139,953      (709,158)
                             ----------      ----------         ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........      (241,671)       (290,603)          (373,168)       (462,773)     (588,553)
NET ASSETS:
  Beginning of period....     1,684,134       1,258,005          1,177,712       2,328,930     3,401,082
                             ----------      ----------         ----------      ----------   -----------
  End of period..........    $1,442,463      $  967,402         $  804,544      $1,866,157   $ 2,812,529
                             ==========      ==========         ==========      ==========   ===========

                                            INTERNATIONAL      INTERNATIONAL
                           INTERNATIONAL  GROWTH AND INCOME  NEW OPPORTUNITIES   INVESTORS      MONEY
                            GROWTH FUND         FUND               FUND            FUND      MARKET FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   31,397      $   48,231         $      840      $   --       $   214,854
  Capital gains income...       136,180         105,726             78,846          --           --
  Net realized gain
   (loss) on security
   transactions..........       (15,738)          2,441             (7,496)           (578)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (350,321)       (136,216)          (793,811)       (461,481)      --
                             ----------      ----------         ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (198,482)         20,182           (721,621)       (462,059)      214,854
                             ----------      ----------         ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --             --                 --                   107     7,480,223
  Net transfers..........       724,377         270,676            635,934       1,396,216    (9,776,750)
  Surrenders for benefit
   and payments and
   fees..................      (159,805)        (15,562)          (146,466)       (158,182)      (74,757)
  Net loan activity......       (43,017)        (10,651)            (6,108)         (7,497)      (54,472)
  Cost of insurance......       (26,541)        (17,194)           (23,169)        (33,741)      (69,260)
                             ----------      ----------         ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       495,014         227,269            460,191       1,196,903    (2,495,016)
                             ----------      ----------         ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........       296,532         247,451           (261,430)        734,844    (2,280,162)
NET ASSETS:
  Beginning of period....     1,387,602       1,010,554          1,439,142       1,594,086     5,681,244
                             ----------      ----------         ----------      ----------   -----------
  End of period..........    $1,684,134      $1,258,005         $1,177,712      $2,328,930   $ 3,401,082
                             ==========      ==========         ==========      ==========   ===========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999


                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT*
                           ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  403,465      $  102,534
  Capital gains income...       --               30,590
  Net realized gain
   (loss) on security
   transactions..........        (2,328)          1,542
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (177,608)       (172,272)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       223,529         (37,606)
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............            30              30
  Net transfers..........        58,593         814,102
  Surrenders for benefit
   and payments and
   fees..................      (149,215)        (42,489)
  Net loan activity......         4,886         (32,642)
  Cost of insurance......       (61,532)        (32,696)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (147,238)        706,305
                             ----------      ----------
  Net increase (decrease)
   in net assets.........        76,291         668,699
NET ASSETS:
  Beginning of period....     3,856,022       1,781,151
                             ----------      ----------
  End of period..........    $3,932,313      $2,449,850
                             ==========      ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                            INTERNATIONAL      INTERNATIONAL
                           INTERNATIONAL  GROWTH AND INCOME  NEW OPPORTUNITIES   INVESTORS      MONEY
                            GROWTH FUND         FUND               FUND            FUND      MARKET FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  --           $ --               $      306      $   --       $  201,261
  Capital gains income...       --             --                 --                --           --
  Net realized gain
   (loss) on security
   transactions..........         7,437           2,046              7,308          (3,076)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       487,609         179,342            689,755         289,921       --
                             ----------      ----------         ----------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       495,046         181,388            697,369         286,845      201,261
                             ----------      ----------         ----------      ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       --             --                 --                38,800    9,287,776
  Net transfers..........       190,813         137,891             69,892       1,040,013   (7,019,928)
  Surrenders for benefit
   and payments and
   fees..................       (63,405)        (33,479)           (33,559)        (12,946)     (46,569)
  Net loan activity......          (183)           (173)          --                   (34)    (254,939)
  Cost of insurance......       (14,761)        (13,112)           (12,883)        (13,568)     (81,697)
                             ----------      ----------         ----------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       112,464          91,127             23,450       1,052,265    1,884,643
                             ----------      ----------         ----------      ----------   ----------
  Net increase (decrease)
   in net assets.........       607,510         272,515            720,819       1,339,110    2,085,904
NET ASSETS:
  Beginning of period....       780,092         738,039            718,323         254,976    3,595,340
                             ----------      ----------         ----------      ----------   ----------
  End of period..........    $1,387,602      $1,010,554         $1,439,142      $1,594,086   $5,681,244
                             ==========      ==========         ==========      ==========   ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           NEW OPPORTUNITIES      NEW       OTC & EMERGING
                                 FUND         VALUE FUND      GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  --           $   14,353       $--
  Capital gains income...       3,044,093         38,619        --
  Net realized gain
   (loss) on security
   transactions..........        (537,076)        (8,347)        (12,848)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,798,295)        (5,174)       (241,497)
                              -----------     ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (6,291,278)        39,451        (254,345)
                              -----------     ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............        --               --            --
  Net transfers..........        (823,843)       697,368          80,239
  Surrenders for benefit
   and payments and
   fees..................        (540,469)       (17,914)        (12,249)
  Net loan activity......         (27,208)       (17,940)         (8,949)
  Cost of insurance......        (310,747)       (34,116)         (8,204)
                              -----------     ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,702,267)       627,398          50,837
                              -----------     ----------       ---------
  Net increase (decrease)
   in net assets.........      (7,993,545)       666,849        (203,508)
NET ASSETS:
  Beginning of period....      21,297,321      1,218,605         531,747
                              -----------     ----------       ---------
  End of period..........     $13,303,776     $1,885,454       $ 328,239
                              ===========     ==========       =========

  *  From inception, May 1, 2001 to December 31, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           NEW OPPORTUNITIES      NEW       OTC & EMERGING
                                 FUND         VALUE FUND      GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  --           $   11,804       $--
  Capital gains income...       2,309,396         41,803           9,795
  Net realized gain
   (loss) on security
   transactions..........         217,013        (11,283)       (146,138)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (9,956,386)       143,793        (517,230)
                              -----------     ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (7,429,977)       186,117        (653,573)
                              -----------     ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............             159         --            --
  Net transfers..........       2,044,327        187,332         931,935
  Surrenders for benefit
   and payments and
   fees..................      (1,116,968)        (6,101)        (37,552)
  Net loan activity......        (112,333)       (12,645)        (33,259)
  Cost of insurance......        (432,448)       (13,813)        (12,412)
                              -----------     ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         382,737        154,773         848,712
                              -----------     ----------       ---------
  Net increase (decrease)
   in net assets.........      (7,047,240)       340,890         195,139
NET ASSETS:
  Beginning of period....      28,344,561        877,715         336,608
                              -----------     ----------       ---------
  End of period..........     $21,297,321     $1,218,605       $ 531,747
                              ===========     ==========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                         UTILITIES                                   AMERICAN
                            RESEARCH     SMALL CAP   GROWTH AND INCOME     VISTA       VOYAGER      GOVERNMENT
                              FUND      VALUE FUND         FUND            FUND          FUND      INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT*
                           -----------  -----------  -----------------  -----------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $    4,419    $     13       $   87,187      $   --       $     24,967    $--
  Capital gains income...      55,508         863          147,506         200,323      5,096,928     --
  Net realized gain
   (loss) on security
   transactions..........      (1,804)    (15,945)         (15,507)       (156,667)      (192,316)    --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (295,934)     42,302         (923,862)       (813,378)   (10,699,946)      (154)
                           ----------    --------       ----------      ----------   ------------    -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (237,811)     27,233         (704,676)       (769,722)    (5,770,367)      (154)
                           ----------    --------       ----------      ----------   ------------    -------
UNIT TRANSACTIONS:
  Purchases..............      --          --             --                --            --          --
  Net transfers..........     142,970     554,287          (47,362)        (19,267)      (380,255)    85,879
  Surrenders for benefit
   and payments and
   fees..................     (15,517)     (7,786)        (115,247)        (29,349)      (603,950)      (258)
  Net loan activity......      12,720      (7,707)         (30,459)        (12,150)       (25,491)    --
  Cost of insurance......     (24,510)     (8,099)         (59,618)        (33,914)      (433,902)      (565)
                           ----------    --------       ----------      ----------   ------------    -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     115,663     530,695         (252,686)        (94,680)    (1,443,598)    85,056
                           ----------    --------       ----------      ----------   ------------    -------
  Net increase (decrease)
   in net assets.........    (122,148)    557,928         (957,362)       (864,402)    (7,213,965)    84,902
NET ASSETS:
  Beginning of period....   1,239,477      22,957        3,327,612       2,332,148     26,368,674     --
                           ----------    --------       ----------      ----------   ------------    -------
  End of period..........  $1,117,329    $580,885       $2,370,250      $1,467,746   $ 19,154,709    $84,902
                           ==========    ========       ==========      ==========   ============    =======

  *  From inception, May 1, 2001 to December 31, 2001.

                                                         UTILITIES
                            RESEARCH     SMALL CAP   GROWTH AND INCOME     VISTA       VOYAGER
                              FUND      VALUE FUND         FUND            FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   --        $     63       $   93,350      $   --       $      9,815
  Capital gains income...       4,589      --              164,794          18,112      4,164,621
  Net realized gain
   (loss) on security
   transactions..........      (1,419)          2            1,131          41,397       (200,732)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (51,160)      2,183          226,912        (216,205)    (9,297,970)
                           ----------    --------       ----------      ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (47,990)      2,248          486,187        (156,696)    (5,324,266)
                           ----------    --------       ----------      ----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --          --             --                --                195
  Net transfers..........     851,017      20,857           (8,075)      1,271,757      1,761,138
  Surrenders for benefit
   and payments and
   fees..................      (7,284)        (52)         (48,139)        (35,859)    (1,259,204)
  Net loan activity......     (21,166)     --              (21,548)        (66,274)      (142,732)
  Cost of insurance......     (14,189)        (96)         (47,687)        (32,848)      (480,533)
                           ----------    --------       ----------      ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     808,378      20,709         (125,449)      1,136,776       (121,136)
                           ----------    --------       ----------      ----------   ------------
  Net increase (decrease)
   in net assets.........     760,388      22,957          360,738         980,080     (5,445,402)
NET ASSETS:
  Beginning of period....     479,089      --            2,966,874       1,352,068     31,814,076
                           ----------    --------       ----------      ----------   ------------
  End of period..........  $1,239,477    $ 22,957       $3,327,612      $2,332,148   $ 26,368,674
                           ==========    ========       ==========      ==========   ============

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                           NEW OPPORTUNITIES      NEW       OTC & EMERGING
                                 FUND         VALUE FUND      GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  --            $     65        $--
  Capital gains income...         245,575        13,719           1,337
  Net realized gain
   (loss) on security
   transactions..........         364,280           628          25,668
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,268,711       (18,277)        154,807
                              -----------      --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,878,566        (3,865)        181,812
                              -----------      --------        --------
UNIT TRANSACTIONS:
  Purchases..............        --              --             --
  Net transfers..........        (498,446)       64,656         114,264
  Surrenders for benefit
   and payments and
   fees..................        (441,933)      (25,249)         (3,318)
  Net loan activity......         (51,886)          679             (24)
  Cost of insurance......        (301,255)      (13,692)         (1,935)
                              -----------      --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,293,520)       26,394         108,987
                              -----------      --------        --------
  Net increase (decrease)
   in net assets.........      10,585,046        22,529         290,799
NET ASSETS:
  Beginning of period....      17,759,515       855,186          45,809
                              -----------      --------        --------
  End of period..........     $28,344,561      $877,715        $336,608
                              ===========      ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                            UTILITIES
                            RESEARCH    GROWTH AND INCOME     VISTA       VOYAGER
                              FUND            FUND            FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    846       $   85,815      $   --       $    22,437
  Capital gains income...     11,624           90,123          98,933     1,799,282
  Net realized gain
   (loss) on security
   transactions..........        509           24,556           8,774        21,783
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     53,910         (232,680)        340,440     9,781,288
                            --------       ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     66,889          (32,186)        448,147    11,624,790
                            --------       ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     --             --                19,200         9,906
  Net transfers..........    412,499          (72,132)        224,415     1,636,538
  Surrenders for benefit
   and payments and
   fees..................     (3,259)        (164,107)        (26,365)     (743,549)
  Net loan activity......       (112)               5            (144)      (92,773)
  Cost of insurance......     (3,257)         (49,036)        (14,489)     (348,279)
                            --------       ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    405,871         (285,270)        202,617       461,843
                            --------       ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........    472,760         (317,456)        650,764    12,086,633
NET ASSETS:
  Beginning of period....      6,329        3,284,330         701,304    19,727,443
                            --------       ----------      ----------   -----------
  End of period..........   $479,089       $2,966,874      $1,352,068   $31,814,076
                            ========       ==========      ==========   ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   b) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-28 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                           INVESTMENT
                                         UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  --------------  -------  ----------  ---------
HLA Separate Account Five
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............     27,109    7.939098        215,223     --        --         (23.76)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............    173,740   14.591286      2,535,091     --          7.04%      3.82%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  The George Putnam Fund
   of Boston
    2001 Lowest contract
     charges.............     76,071   11.390190        866,462     --          2.54%      0.74%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............    194,223   19.107423      3,711,102     --          1.16%     (8.35)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............    414,773   16.565013      6,870,713     --        --         (29.66)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............  1,256,998   24.448731     30,732,015     --          1.66%     (6.16)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Growth
   Opportunities Fund
    2001 Lowest contract
     charges.............     18,161    4.990598         90,635     --        --         (31.92)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............     95,432   11.778483      1,124,043     --          0.04%    (19.53)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............    208,333   14.472655      3,015,134     --         14.06%      3.87%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............    136,268   16.512627      2,250,148     --          6.57%      7.53%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............     90,661   15.910584      1,442,463     --          0.38%    (20.41)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............     72,674   13.311451        967,402     --          1.16%    (20.67)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............     78,187   10.289959        804,544     --        --         (28.52)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                           INVESTMENT
                                         UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  --------------  -------  ----------  ---------
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............    202,189    9.229757      1,866,157     --          0.09%    (24.61)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............  1,983,242    1.418147      2,812,529     --          3.90%      4.00%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT New
   Opportunities Fund
    2001 Lowest contract
     charges.............    617,402   21.548010     13,303,776     --        --         (29.99)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............    118,570   15.901590      1,885,454     --          0.89%      3.61%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............     53,961    6.082943        328,239     --        --         (45.57)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Research Fund
    2001 Lowest contract
     charges.............     87,422   12.780817      1,117,329     --          0.39%    (18.62)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Small Cap
   Value Fund
    2001 Lowest contract
     charges.............     35,417   16.401114        580,885     --        --          18.42%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Utilities
   Growth and Income Fund
    2001 Lowest contract
     charges.............    117,481   20.175624      2,370,250     --          3.14%    (22.15)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............    101,961   14.395231      1,467,746     --        --         (33.40)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............    740,197   25.877868     19,154,709     --          0.12%    (22.24)%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --
  Putnam VT American
   Government Income Fund
    2001 Lowest contract
     charges.............      7,308   11.617169         84,902     --        --           6.73%
        Highest contract
         charges.........     --          --           --           --        --          --
        Remaining
         contract
         charges.........     --          --           --           --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-30 ____________________________________

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differ from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

    (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

    (b)  Not Applicable.

    (c)  Principal Underwriting Agreement.(2)

    (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

    (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

    (f)  Certificate of Incorporation of Hartford and Bylaws of
         Hartford.(3)

    (g)  Form of Reinsurance Contract.(4)

    (h)  Form of Participation Agreement.(4)

    (i)  Not Applicable.

    (j)  Not Applicable.

    (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

    (l)  Not Applicable.

    (m)  Not Applicable.

    (n)  Not Applicable.(5)

    (o)  No financial statement will be omitted.

    (p)  Not Applicable.

    (q)  Memorandum describing transfer and redemption procedures.(1)

    (r)  Power of Attorney.

    (s)  Organizational Chart.(6)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 33-83652, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-83652 filed on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, File No. 333-69487 filed on April 9, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 33-83654 filed on April 14, 1999.

(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(6) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-69485 filed on April 8, 2002.

Item 28.  Officers and Directors.

--------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President

Michael B. Cefole                            Vice President

Patrice Kelly-Ellis                          Vice President

Bruce W. Ferris                              Vice President

Timothy M. Fitch                             Vice President and Actuary

Mary Jane B. Fortin                          Vice President & Chief Accounting Officer

David T. Foy                                 Senior Vice President, Chief Financial Officer and
                                             Treasurer, Director*

Lois W. Grady                                Senior Vice President

Susan Hess                                   Vice President

Ryan Johnson                                 Vice President

Stephen T. Joyce                             Senior Vice President

Michael D. Keeler                            Vice President

Robert A. Kerzner                            Executive Vice President, Director*

David N. Levenson                            Senior Vice President

Joseph F. Mahoney                            Vice President

Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*

Gary J. Miller                               Vice President

Tom Nassiri                                  Vice President

Marianne O'Doherty                           Vice President and Assistant General Counsel

Craig R. Raymond                             Senior Vice President and Chief Actuary

Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Martin A. Swanson                            Vice President

Joe M. Thomson                               Senior Vice President

Andrew J. Waggoner                           Vice President

John C. Walters                              Executive Vice President, Director*

David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------------------------

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten
               Hartford Life Insurance Company - Separate Account Three
               Hartford Life Insurance Company - Separate Account Five
               Hartford Life Insurance Company - Separate Account Seven
               Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Separate Account
               Ten
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Hartford Life and Annuity Insurance Company - Separate Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two
               American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company of America - Separate Account
               One
               Servus Life Insurance Company of America - Separate Account
               Two

             (b)  Directors and Officers of HSD

                                               Positions and Offices
                  Name                         With  Underwriter
                  ----                         ---------------------
                  David A. Carlson             Vice President
                  Bruce W. Ferris              Vice President
                  David T. Foy                 Treasurer, Director
                  George R. Jay                Controller
                  Ryan Johnson                 Vice President
                  Stephen T. Joyce             Vice President
                  Thomas M. Marra              President, Chief Executive Officer and
                                               Chairman of the Board, Director
                  Christine Hayer Repasy       Senior Vice President, General Counsel and
                                               Corporate Secretary
                  John C. Walters              Executive Vice President, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 13th day of December, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By: David T. Foy                                     *By: /s/ Marianne O'Doherty
    ----------------------------------------------        ----------------------
    David T. Foy, Senior Vice President, Chief                Marianne O'Doherty
    Financial Officer & Treasurer*                            Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: David T. Foy
    --------------------------------------------
    David T. Foy, Senior Vice President, Chief
    Financial Officer & Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Robert A. Kerzner, Executive Vice President,
     Director*                                       *By: /s/ Marianne O'Doherty
Thomas M. Marra, President, Chief Executive               ----------------------
     Officer and Chairman of the Board, Director*             Marianne O'Doherty
Christine Hayer Repasy, Senior Vice President,                Attorney-in-Fact
     General Counsel and Corporate Secretary,
     Director*                                       Date: December 13, 2002
John C. Walters, Executive Vice President, Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-83652

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Power of Attorney.